Pipe Escrow Account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Pipe Escrow Account [Line Items]
Subscription agreement price		$ 200.0
Transfer amount		$ 200.0
Investor’s share selling description	NWTN’s market share price (VWAP of 10 days,1 month, 3 months) and PIPE Investor’s share selling plan for the following 6 months, if any, is to be evaluated on a quarterly basis. At times of market price of NWTN’s shares drop below $10.26 and the total difference between market price and $10.26 (plus the shortage to make guaranteed 15%minimum annual return) exceeds the escrow account balance of US$100 million, NWTN should deposit additional funds to make up the difference.
Annual return percentage	15.00%
Cash disbursements	$ 100.0
Escrow deposit	100.0
Funds redirected to operating account	$ 100.0
Annual return pay	15.00%
Minimum guaranteed annual return	15.00%
Ffinancial expenses
Debt Instrument, Repaid, Principal	60.0
Amounts due outstanding	$ 60.0
NWTN [Member]
Pipe Escrow Account [Line Items]
Investor’s share selling description	To cover Pledgee’s PIPE investment in NWTN by reimbursing the Pledgee the difference between the sales price of Pledgee’s NWTN stocks in open market and the $10.26 book value of Pledgee’s holding shares, if the sales price is lower than the $10.26 book value, for a period of 24 months.
Annual return percentage	15.00%
PIPE Investors [Member]
Pipe Escrow Account [Line Items]
Annual return percentage	15.00%
Financial Expenses [Member] | PIPE Investors [Member]
Pipe Escrow Account [Line Items]
Ffinancial expenses	$ 3.9
Minimum [Member] | NWTN [Member]
Pipe Escrow Account [Line Items]
Annual return percentage	15.00%